Capital adequacy (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Capital ratios %
Minimum percentage of annual legal profits to be retained as general legal reserve	5.00%
Maximum cumulative transfer to general reserve as a percentage of paid-in share capital	20.00%
General legal reserves as a minimum percentage of paid-in share capital	20.00%
Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	241,753
Capital ratios %
Core tier 1 ratio (as a percent)	10.70%
Tier 1 ratio (as a percent)	15.20%
Total capital ratio (as a percent)	20.10%
Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	210,429	218,702
Capital ratios %
Core tier 1 ratio (as a percent)	12.90%	12.20%
Tier 1 ratio (as a percent)	18.10%	17.20%
Total capital ratio (as a percent)	24.20%	21.90%
Credit risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	157,237
Credit risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	155,352	158,735
Market risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	40,609
Market risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	11,170	18,925
Non-counterparty risk
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819
Non-counterparty risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819
Non-counterparty risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	7,819	7,380
Operational risk | Basel II.5
Risk-weighted assets (CHF million)
Risk-weighted assets	36,088
Operational risk | Basel II
Risk-weighted assets (CHF million)
Risk-weighted assets	36,088	33,662